Income Taxes - Schedule of (Provision) Recovery of Income and Capital Taxes (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Income Tax Disclosure [Abstract]
Deferred income taxes	$ (58,597)	$ 18,637
Withholding and other taxes	(41,348)	(31,536)
(Provision) recovery of income and capital taxes	$ (99,945)	$ (12,899)